Document and Entity Information	Jan. 16, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 16, 2024
Entity Registrant Name	Masonite International Corporation
Entity Incorporation State Country Code	A1
Entity File Number	001-11796
Entity Tax Identification Number	98-0377314
Entity Address Address Line 1	2771 Rutherford Road
Entity Address City Or Town	Concord
Entity Address State Or Province	ON
Entity Address Postal Zip Code	L4K 2N6
Entity Address Country	CA
City Area Code	800
Local Phone Number	895-2723
Security 12b Title	Common Stock (no par value)
Trading Symbol	DOOR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000893691